Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,468,000.00
Previously Paid Amount	0.00
Total Fee Amount	755.13
Total Offset Amount	0.00
Net Fee	755.13
Narrative - Max Aggregate Offering Price	$ 5,468,000.00
Final Prospectus	true